Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income

Comprehensive income includes all changes in shareholder's equity (except those arising from transactions with owners/shareholders) and includes net income and net unrealized gains or losses on available-for-sale securities.

The following table represents changes in the balance of accumulated other comprehensive income ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period (1)	$3,960	$2,539	$(72)

Change in unrealized appreciation (depreciation) of investments	(1,821)	2,589	3,879
Change in unrealized appreciation (depreciation) - other	88	133	(656)
Change in deferred tax asset	374	(601)	(677)
Other comprehensive income (loss) before reclassifications	(1,359)	2,121	2,546
Reclassifications from AOCI, net of tax	(711)	(700)	65
Other comprehensive income (loss)	(2,070)	1,421	2,611
Balance, end of period (1)	$1,890	$3,960	$2,539
(1)Includes $287 million and $1,213 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2021 and December 31, 2020, respectively.
The following table represents amounts reclassified out of AOCI (in millions):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement

	Years Ended December 31,
	2021	2020	2019
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(929)	$(1,142)	$114	Net gains (losses) on derivatives and investments
Other impaired securities	(10)	10	(1)	Net gains (losses) on derivatives and investments
Net unrealized gain (loss)	(939)	(1,132)	113
Amortization of deferred acquisition costs	31	246	(31)
Reclassifications, before income taxes	(908)	(886)	82
Income tax expense (benefit)	(197)	(186)	17
Reclassifications, net of income taxes	$(711)	$(700)	$65